Consolidated Statement of Cash Flows - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow provided by operating activities
Net income for the year		R$ 2,326	R$ 836	R$ 1,284
Adjustments to reconcile net income for the year to net cash provided by the operating activities:
Deferred income tax (note 21)		69	240	235
Losses on disposals of property and equipment		317	88	17
Depreciation and amortization		2,564	1,559	1,322
Financial charges		1,796	1,668	1,730
Receivables Fair value adjustment		(1)	1	3
Share of profit of associates (note 12)		(99)	(18)	(69)
Provision for contingencies		443	194	730
Provision for write-off and impairment		45		29
Share-based payment		32	38	41
Allowance for doubtful accounts (note 8.1)		86	263	634
Allowance (reversal) for inventory losses and damages (Note 9.2)		24	16	(6)
Deferred revenue (Note 24)		(349)	(344)	(478)
Gain on write-off of lease liabilities		(698)	(116)	(80)
Other operating income / expenses	[1]	(1,815)	18	(369)
Gain on the sale of subsidiary			(598)
Gain on fair value adjustment on retained interest in Bellamar (note 1.1)		(573)
Total		4,167	3,845	5,023
Changes in operating assets and liabilities
Trade receivables		(257)	(14)	(326)
Inventories		(1,142)	(181)	(1,475)
Recoverable taxes		392	(354)	(1,350)
Other assets		(27)	(173)	(34)
Related parties		(22)	(81)	166
Restricted deposits for legal proceedings		87	(6)	(1)
Trade payables, net		726	(1,215)	2,149
Payroll and related taxes		234	(131)	36
Taxes and social contributions payable		549	(15)	249
Payments of income tax and social contributions		(70)	(231)	(410)
Provision for contingencies		(161)	(453)	(1,021)
Deferred revenue		252	173	1,032
Other liabilities		(1)	(52)	193
Receipts of dividends and interest on own capital		15	23	36
Total		575	(2,710)	(756)
Net cash provided by operating activities		4,742	1,135	4,267
Cash flow from investing activities
Capital increase in associate		(31)
Purchase of property and equipment (Note 15.4)		(2,289)	(2,462)	(1,649)
Purchase of intangible assets (note 16.3)		(201)	(320)	(715)
Proceeds from sales of property and equipment		1,773	511	467
Acquisition of Exito, net of cash acquired			(3,309)
Cash of deconsolidation of Sendas ( note 1.1)		(3,529)
Proceeds from the sale of subsidiary, Via Varejo (Note 12.4)			2,326
Acquisition of investment property (Note 14)		(14)	(12)
Net cash used in investment activities		(4,291)	(3,266)	(1,897)
Cash flow from financing activities
Capital increase		9	32	3
Proceeds from borrowings and financing (Note 18.2)		7,262	13,604	9,139
Payments of borrowings and financing (Note 18.2)		(5,538)	(9,952)	(8,687)
Payments of lease liabilities		(1,680)	(1,498)	(1,743)
Payments of dividends and interest on own capital		(339)	(268)	(351)
Contributions obtained from non-controlling shareholders		3
Installment payments on the acquisition of subsidiary			(31)	(1)
Transactions with non-controlling shareholders		2	7	(1)
Net cash provided by (used in) financing activities		(281)	1,894	(1,641)
Net increase (decrease) in cash and cash equivalents		170	(237)	729
Cash and cash equivalents at the beginning of the year		7,954	8,080	7,351
Exchange variation on cash and cash equivalents		587	111
Cash and cash equivalents at the end of the year		R$ 8,711	R$ 7,954	R$ 8,080

[1]	Includes R$ 1,609 of tax credits explained in the note 22.7